Registration Nos. 333-84639
811-9521

          SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON, DC 20549

                     FORM N-1A

            REGISTRATION STATEMENT UNDER THE
                 SECURITIES ACT OF 1933           X

              Pre-Effective Amendment No.
                                          ---    ---
              Post-Effective Amendment No. 12     X
              and/or
            REGISTRATION STATEMENT UNDER THE
             INVESTMENT COMPANY ACT OF 1940       X
                   Amendment No. 14               X

              (Check appropriate box or boxes)


                  MANAGERS AMG FUNDS
----------------------------------------------------------
     (Exact Name of Registrant as Specified in Charter)

       40 Richards Avenue, Norwalk, Connecticut 06854
----------------------------------------------------------
         (Address of Principal Executive Offices)

                 Philip H. Newman, Esq.
                Elizabeth Shea Fries, Esq.
                  Goodwin Procter LLP
                    Exchange Place
                 Boston, MA 02109-2881
---------------------------------------------------------
           (Name and Address of Agent for Service)

        As soon as practicable after the effective date
               of this Registration Statement
---------------------------------------------------------
        (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective
(check appropriate box):

    Immediately upon filing pursuant     On (date) pursuant to
--- to Paragraph (b)                 --- paragraph (b)

 X  60 days after filing pursuant        On (date) pursuant to
    to paragraph (a)(1)              --- paragraph (a)(1)

    75 days after filing pursuant        On (date) pursuant to
--- to (a)(2) of Rule 485            --- paragraph (a)(2) of Rule 485


If appropriate, check the following box:

--- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      PART C
          TO THE REGISTRATION STATEMENT OF
          MANAGERS AMG FUNDS (THE "TRUST")


ITEM 23.	EXHIBITS.

Exhibit No.				Description
-----------                   -----------

a.1          Master Trust Agreement dated June 18, 1999.(i)

a.2 Amendment No. 1 to Master Trust Agreement changing the name of the "Essex Growth Fund" to "Essex
             Aggressive Growth Fund." (iii)

a.3 Amendment No. 2 to Master Trust Agreement changing the name of the Trust to "Managers AMG Funds."(iii)

a.4 Amendment No. 3 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier
             Growth Fund." (vii)

a.5 Amendment No. 4 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "First
             Quadrant Tax-Managed Equity Fund." (vii)

a.6 Amendment No. 5 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier
             Small Company Value Fund." (ix)

a.7 Amendment No. 6 to Master Trust Agreement establishing two new series of shares of beneficial interest of the Trust designated as the "Rorer Large-
             Cap Fund" and the "Rorer Mid-Cap Fund". (xi)

a.8 Amendment No. 7 to Master Trust Agreement establishing Investor and Institutional Classes of shares of the Essex Aggressive Growth Fund. (To be filed by amendment)

b.           By-Laws of the Trust dated June 18, 1999. (i)

c.           Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j),
             4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3
             and Article V of the Master Trust Agreement are included in Exhibit a. (i)

d.1 Investment Management Agreement between the Registrant and The Managers Funds LLC, dated as of October 19,
             1999. (iii)

d.2          Form of Letter Agreement to Investment Management
             Agreement between the Registrant and The Managers
             Funds, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000. (vi)


d.3          Form of Letter Agreement to Investment Management
             Agreement between the Registrant and The Managers
             Funds LLC with respect to the First Quadrant Tax-
             Managed Equity Fund. (vii)

d.4          Form of Letter Agreement to Investment Management
             Agreement between the Registrant and The Managers
             Funds LLC with respect to the Frontier Small Company
             Value Fund. (viii)

d.5 Sub-Advisory Agreement between The Managers Funds LLC and Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19, 1999. (iii)

d.6          Form of Sub-Advisory Agreement between The Managers
             Funds LLC and Frontier Capital Management Company, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000. (iv)

d.7          Form of Sub-Advisory Agreement between The Managers
             Funds, LLC and First Quadrant, L.P. with respect to the First Quadrant Tax-Managed Equity Fund, dated as of November 14, 2000. (vii)

d.8 Form of Letter Agreement to Sub-Advisory Agreement between The Managers Funds LLC and Frontier Capital
             Management Company, LLC with respect to the Frontier
             Small Company Value Fund. (viii)

d.9          Form of Letter Agreement to Investment Management
             Agreement between the Registrant and The Managers
             Funds LLC with respect to the Rorer Large-Cap Fund.
             (xi)

d.10         Form of Letter Agreement to Investment Management
             Agreement between the Registrant and The Managers
             Funds LLC with respect to the Rorer Mid-Cap Fund. (xi)

d.11         Form of Sub-Advisory Agreement between The Managers
             Funds LLC and Rorer Asset Management, LLC with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap
             Fund, dated December 5, 2001. (xi)

e.1 Distribution Agreement between the Registrant and Managers Distributors, Inc., dated April 1, 2001.
             (Filed herewith)

e.2          Intentionally omitted.

e.3          Intentionally omitted.

e.4 Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc.
             with respect to the Rorer Large-Cap Fund and the Rorer
             Mid-Cap Fund. (xi)

                           2

e.5 Amendment to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to
             Investor Class shares of Essex Aggressive Growth Fund.
             (To be filed by amendment)

f.           Not applicable.

g. Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company. (iii)

h. Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc.
             (iii)

i.1 Opinion and Consent of Goodwin Procter LLP with respect to the Investor and Institutional Class shares of the Essex Aggressive Growth Fund. (To be filed by amendment)

i.2 Opinion and Consent of Goodwin Procter LLP with respect to the Frontier Growth Fund. (vi)

i.3 Opinion and Consent of Goodwin Procter LLP with respect to the First Quadrant Tax-Managed Equity Fund.
             (vii)

i.4 Opinion and Consent of Goodwin Procter LLP with respect to the Frontier Small Company Value Fund. (ix)

i.5 Opinion and Consent of Goodwin Procter LLP with respect to the Rorer Large-Cap Fund and the Rorer Mid-
             Cap Fund. (xi)

j.1 Consent of PricewaterhouseCoopers LLP with respect to the Essex Aggressive Growth Fund. (To be filed by amendment)

k.           Not Applicable.

l.           Power of Attorney dated September 9, 1999. (ii)

m.1 Plan of Distribution Pursuant to Rule 12b-1, dated as of October 15, 1999. (iii)

m.2          Addendum to Plan of Distribution Pursuant to Rule 12b-
             1 with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (xi)

n. Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3. (Filed herewith)

o.           Not applicable.

p.1          Code of Ethics of the Trust. (vi)

p.2          Code of Ethics of The Managers Funds LLC and Managers
             Distributors, Inc. (xii)

                             3

p.3          Code of Ethics of Essex Investment Management Company,
             LLC. (vii)

p.4          Code of Ethics of Frontier Capital Management Company,
             LLC. (viii).

p.5          Code of Ethics of First Quadrant, L.P. (vii)

p.6          Code of Ethics of Rorer Asset Management, LLC. (xii)

-----------------------------------------------------------


(i)    Filed as an exhibit to the Registrant's
       Registration Statement on Form N-1A, Registration
       No. 333-84639 (filed August 6, 1999), under the same exhibit number.

(ii)   Filed as an exhibit to Pre-Effective Amendment No.
       1 to the Registrant's Registration Statement on
       Form N-1A, Registration No. 333-84639 (filed
       September 23, 1999), under the same exhibit number.

(iii)  Filed as an exhibit to Pre-Effective Amendment No.
       2 to the Registrant's Registration Statement on
       Form N-1A, Registration No. 333-84639 (filed
       October 21, 1999), under the same exhibit number.

(iv)   Filed as an exhibit to Post-Effective Amendment
       No. 1 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed
       June 19, 2000), under the same exhibit number.

(v)    Filed as an exhibit to Post-Effective Amendment
       No. 2 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed
       August 1, 2000), under the same exhibit number.

(vi)   Filed as an exhibit to Post-Effective Amendment
       No. 4 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed
       September 15, 2000), under the same exhibit number.

(vii)	 Filed as an exhibit to Post-Effective Amendment
       No. 5 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed
       November 14, 2000), under the same exhibit number.

(viii) Filed as an exhibit to Post-Effective Amendment
       No. 6 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed
       November 17, 2000), under the same exhibit number.

(ix)   Filed as an exhibit to Post-Effective Amendment
       No. 8 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed
       February 20, 2001), under the same exhibit number.

(x)    Filed as an exhibit to Post-Effective Amendment
       No. 9 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed
       March 1, 2001), under the same exhibit number.

(xi)	 Filed as an exhibit to Post-Effective Amendment
       No. 10 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed
       October 5, 2001), under the same exhibit number.

(xii)  Filed as an exhibit to Post-Effective Amendment
       No. 11 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed
       December 19, 2001), under the same exhibit number.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
          WITH REGISTRANT.

          None.

ITEM 25.  INDEMNIFICATION.

     Under Article VI of the Registrant's Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company
Act of 1940, as amended (the "1940 Act"). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
ADVISER.

     The Managers Funds LLC, a registered investment adviser, is a subsidiary of Affiliated Managers Group, Inc.
("AMG") and AMG serves as its Managing Member.  The
Managers Funds LLC serves as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

     Essex Investment Management Company, LLC ("Essex') serves as sub-adviser to the Essex Aggressive Growth Fund.
AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management Company,
Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-12548.

     Frontier Capital Management Company, LLC. ("Frontier") serves as sub-adviser to the Frontier Growth Fund and to the Frontier Small Company Value Fund. AMG owns a majority interest in Frontier. Frontier is the successor firm to Frontier Capital Management Company, Inc., which was formed in 1980. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-
15724.

     First Quadrant, L.P. ("First Quadrant") serves as sub-adviser to the First Quadrant Tax-Managed Equity Fund. AMG owns a majority interest in First Quadrant. First Quadrant is the successor firm to First Quadrant Corporation, which was formed in 1988. a registered investment adviser, The business and other connections of the officers and directors of First Quadrant are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-
51748.

     Rorer Asset Management, LLC ("Rorer") serves as sub-adviser to the Rorer Large-Cap Fund and to the Rorer Mid-
Cap Fund. AMG owns a majority interest in Rorer. Rorer is the successor firm to Rorer Asset Management Company, L.P., which was formed in 1978. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56110.

ITEM 27.  PRINCIPAL UNDERWRITERS.
     (a) Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers
          Distributors, Inc. also acts as principal underwriter for The Managers Funds, Managers
          Trust I and Managers Trust II.

     (b) The following information relates to the directors, officers and partners of Managers
          Distributors, Inc.:


Name and Principal                   Positions and Offices    Positions and
 Business Address                    with Underwriter         Offices with Fund
------------------                   ---------------------    ---------------
                          6

Nathaniel Dalton                      Director                None
c/o Affiliated Managers Group, Inc.
Two International Place, 23rd Floor
Boston, Massachusetts 02110

Daniel J. Shea                        Director                None
c/o Affiliated Managers Group, Inc.
Two International Place, -23rd Floor
Boston, Massachusetts 02110

John Kingston, III                    Director and Secretary  Secretary
c/o Affiliated Managers Group, Inc.
Two International Place, 23rd Floor
Boston, Massachusetts 02110

Peter M. Lebovitz                     President               President
40 Richards Avenue
Norwalk, Connecticut 06854-2325

Donald S. Rumery                      Treasurer               Treasurer and
40 Richards Avenue                                            Principal
Norwalk, Connecticut 06854-2325                               Accounting
                                                              Officer


(c)	Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

     The accounts and records of the Registrant are maintained at the offices of the Registrant at 40 Richards
Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, State Street Bank and Trust Company, 225
Franklin Street, Boston, Massachusetts  02106 and 1776
Heritage Drive, North Quincy, Massachusetts 01171 and at the offices of the Transfer Agent, Boston Financial Data
Services, Inc. 1776 Heritage Drive, North Quincy,
Massachusetts  01171.

ITEM 29.	MANAGEMENT SERVICES.

     There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

ITEM 30.	UNDERTAKINGS.

Not applicable.

                    [MANAGERS AMG FUNDS LOGO]

                   ESSEX AGGRESSIVE GROWTH FUND
                      _____________________

                             PROSPECTUS
                        DATED March 1, 2002

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE. TABLE OF CONTENTS


                            TABLE OF CONTENTS



                                                                  Page No.
                                                                  --------

KEY INFORMATION ABOUT THE ESSEX AGGRESSIVE GROWTH FUND                3
 Summary of the Goal, Principal Strategies and Principal
  Risk Factors of the Fund                                            3
 Goal                                                                 3
PERFORMANCE SUMMARY                                                   5
FEES AND EXPENSES OF THE FUND                                         5
ESSEX AGGRESSIVE GROWTH FUND                                          6
 Objective                                                            6
 Principal Investment Strategies                                      6
 Should You Invest in this Fund?                                      7
MANAGERS AMG FUND                                                     8
FINANCIAL HIGHLIGHTS                                                 10
YOUR ACCOUNT                                                         11
 Minimum Investments in the Fund                                     11
HOW TO PURCHASE SHARES                                               12
DISTRIBUTION PLAN                                                    13
HOW TO SELL SHARES                                                   14
INVESTOR SERVICES                                                    15
OPERATING POLICIES                                                   15
ACCOUNT STATEMENTS                                                   16
DIVIDENDS AND DISTRIBUTIONS                                          16
TAX INFORMATION                                                      16


     KEY INFORMATION ABOUT THE ESSEX AGGRESSIVE GROWTH FUND

     Prospectus contains important information for anyone interested in investing in Investor Class or Institutional Class shares of the ESSEX AGGRESSIVE GROWTH FUND (the "Fund"), a series of MANAGERS AMG FUNDS. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

SUMMARY OF THE GOAL, PRINCIPAL STRATEGIES AND PRINCIPAL RISK
FACTORS OF THE FUND.

     The following is a summary of the goal, principal strategies and principal risk factors of the Fund.

Goal                 Principal Strategies           Principal Risk Factors
-----                --------------------           ----------------------
Long-term capital    Invests primarily in the       Market Risk
appreciation         equity securities of U.S.      Management Risk
                     companies with the potential   Growth Stock Risk
                     for long-term growth           Small and Mid-Cap
                                                      Stock Risk
                     Invests primarily in           Sector Risk
                     Companies with market
                     capitalization of between
                     $500 million and $20 billion,
                     although it may invest in
                     companies of any size

                     Ordinarily invests in 50 to 60
                     companies from pre-selected
                     sectors of the market; currently
                     focuses on the specialty retail,
                     technology, health care, financial
                     services, energy services, and
                     basic industries sectors


     All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

MARKET RISK

     The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of the Fund's portfolio of investments are also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

MANAGEMENT RISK

     The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of the Fund's investment strategy depends significantly on the skill of Essex Investment Management Company, LLC ("Essex") in assessing the potential of the securities in which the Fund invests. Essex will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

GROWTH STOCK RISK

     Growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices
therefore reflect higher expectations.   If such expectations
are not met, or if expectations are lowered, the prices of the securities will drop. In addition, growth stocks tend to be more sensitive than other stocks to increases in interest rates, which will generally cause the prices of growth stocks to fall. To the extent that the Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as value funds) when stocks of growth companies are out of favor.

CAPITALIZATION STOCK RISK

     Small and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Fund may underperform other stock funds (such as large-company stock funds) when stocks of small and medium-sized companies are out of favor.

SECTOR RISK

     Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease.
To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

                 PERFORMANCE SUMMARY

     The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund's yearly total return and by comparing the Fund's performance to that of a broadly based securities market index. The bar chart and table assume that all dividend and capital gain distributions have been reinvested for both the Fund and the applicable index. Past performance does not guarantee future results. The performance information is net of all fee waivers and expense reimbursements during the applicable period. In the absence of such waivers and reimbursements, the Fund's total return would have been lower.


                  ANNUAL TOTAL RETURNS - CALENDAR YEAR
                  (SINCE INCEPTION ON NOVEMBER 1, 1999)

                              1999    46.90%
                              2000    -4.29%
                              2001         %
                                      ------

Best Quarter:                              %     (     Quarter     )
                                      -----       ----         ----
Worst Quarter:                             %     (     Quarter     )
                                      -----       ----         ----
Most Recent Return Information:            %     (Jan.1, 2002-Jan.31,2002)



AVERAGE ANNUAL TOTAL RETURNS (AS A PERCENTAGE) AS OF 12/31/01

                                    1 YEAR        SINCE INCEPTION*
                                    ------        ---------------
Fund                                      %                  %
                                    ------             ------
S&P 500 Index                             %                  %
                                    ------             ------
*Reflects performance since inception of the Fund on
 November 1, 1999



FEES AND EXPENSES OF THE FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INVESTOR CLASS OR INSTITUTIONAL CLASS SHARES OF THE FUND.

Fees and Expenses

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                               Investor   Institutional
                                               Class      Class
                                               --------   -------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of the offering
price)                                           None         None

Maximum Deferred Sales Charge (Load)             None         None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions     None         None

                            5

Maximum Account Fee                              None         None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)

                                              Investor     Institutional
                                              Class        Class
                                              --------     -------------

Management Fee                                 1.00%          1.00%
Distribution (12b-1) Fees                      0.25%          None
Other Expenses                                 0.16%          0.16%
                                              -------        ------
Total Annual Fund Operating Expenses           1.41%          1.16%

EXAMPLE

     The following Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in each of the Investor Class and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

                         1 YEAR        3 YEARS      5 YEARS       10 YEARS
                         ------        -------      -------       --------

Investor Class           $144           $446         $771          $1,691
Institutional Class      $118           $368         $638          $1,409



     The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

                ESSEX AGGRESSIVE GROWTH FUND

OBJECTIVE

     The Fund's objective is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in the equity securities of U.S. companies with the potential for long-term growth. Although the Fund may invest in companies of any size, the Fund will invest primarily in companies with market capitalizations of between $500 million and $20 billion. Ordinarily, the Fund invests in 50 to 60 companies from pre-selected sectors of the market. The Fund currently focuses on the specialty retail, technology, health care, financial services, energy services and basic industries sectors. Generally, the Fund limits its investments in any specific company to 5% of its assets.

     Essex serves as sub-adviser to the Fund. Essex uses fundamental investment research techniques to determine what stocks to buy and sell. In selecting stocks, Essex first attempts to identify the industries within various sectors that over the long term will grow faster than the economy as a whole. Essex then looks for companies within those industries that it believes can generate and maintain strong revenue and/or earnings growth. Essex looks for companies with established market positions, quality management and strong finances. Ordinarily, Essex will sell all or a portion of the Fund's position in a company's stock if it believes the current price is not supported by expectations regarding the company's future growth potential or if, as a result of appreciation, the value of the stock exceeds 5% of the Fund's assets.

     For temporary and defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.
SHOULD YOU INVEST IN THIS FUND?

This Fund MAY be suitable if you:

1.  Are seeking exposure to equity markets

2.  Are willing to accept a higher degree of risk for the
    opportunity of higher potential 	returns

3.  Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:

4.  Are seeking stability of principal

5.  Are investing with a shorter time horizon in mind

6.  Are uncomfortable with stock market risk

7.  Are seeking current income

What are you investing in?

     You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

                 MANAGERS AMG FUND

     Managers AMG Funds is a no-load mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. Essex Aggressive Growth Fund is one of the funds currently available in the fund family. The Fund has two classes of shares, the Investor Class shares and the Institutional Class shares.

     The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Investment Manager also monitors the performance, security holdings and investment strategies of Essex Investment Management Company, LLC, the sub-adviser of the Fund and, when appropriate, evaluates any potential new asset managers for the fund family.

     Essex has day-to-day responsibility for managing the Fund's portfolio. Essex, located at 125 High Street, Boston, Massachusetts 02110, is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976.
Affiliated Managers Group, Inc. indirectly owns a majority interest in Essex. As of December 31, 2000, Essex had assets under management of $10.6 billion. Stephen D. Cutler, Joseph
C. McNay and Daniel Beckham are the portfolio managers for the Fund. Mr. Cutler is the President of Essex, a position he has held with Essex or its predecessor firm since 1989. Mr. McNay is the Chairman and Chief Investment Officer of Essex, a position he has held with Essex or its predecessor firm since 1976. Mr. Beckham is the Principal and Vice President of Essex, a position he has held with Essex or its predecessor firm since 1995. From 1994 to 1995, Mr. Beckham was a member of the Duncan-Hurst Capital Management team and from 1989 to 1994, Mr. Beckham was a member of the Nicholas-Applegate Capital Management team.

     The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Fund for its services as sub-adviser. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing administrative, shareholder and other additional services to the Fund.

     During the period from November 1, 1999 through February 28, 2002, the Investment Manager and Essex waived fees and paid or reimbursed the Fund to the extent total expenses of the Fund would otherwise have exceeded 1.10% of the Fund's average daily net assets. The

Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed provided that the repayment occurs within 3 years after the waiver, payment or reimbursement and that such repayment would not cause the expenses of the Institutional Class shares of the Fund in any such future year to exceed 1.10% of the average daily net assets of the Fund allocable to the Institutional Class shares. In addition, from time to time in the future, Essex may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

     Managers Distributors, Inc. ("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager, serves as distributor of the Fund.

                   FINANCIAL HIGHLIGHTS

     The following Financial Highlights table is intended to help you understand the Fund's financial performance for the past fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund. It assumes reinvestment of all dividends and distributions. This information, derived from the Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.


                                            FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                          OCTOBER 31, 2001 OCTOBER 31, 2000
                                          ---------------- ----------------

NET ASSET VALUE,
	BEGINNING OF YEAR                         $16.94          $10.00
                                                -------         -------

INCOME FROM INVESTMENT OPERATIONS:
	Net investment loss                        (0.05)          (0.06)
	Net realized and unrealized gain
       (loss) on investments                     (8.04)           7.00
                                                 ------          ------
	Total from investment operations           (8.09)           6.94
                                                 ------          ------

NET ASSET VALUE,
	END OF YEAR                                $8.85          $16.94
                                                 ======         ======

Total Return (a)                                (47.76)%        69.40%
==========================================================================
Ratio of net expenses to average net assets       1.10%          1.10%

Ratio of net investment loss to average
net assets                                       (0.41)%        (0.49)%

Portfolio turnover                                 212%           160%

Net assets at end of year (000's
omitted)                                       $131,430       $332,582
==========================================================================
Ratios absent expense offsets (b):

Ratio of total expenses to average net
assets                                            1.16%          1.13%

Ratio of net investment loss to average
net assets                                       (0.47)%        (0.52)%
==========================================================================
(a) Total return would have been less absent the expense offsets
(b) Ratio information assuming no reduction of Fund expenses for the year  ended October 31, 2000.


                        YOUR ACCOUNT

     You may invest in the Fund by purchasing either Investor Class or Institutional Class shares. Each Class of shares is subject to different minimum initial investment amounts, as described below. Investor Class shares are subject to the expenses of a plan of distribution adopted by the Board of Trustees, which may result in the Investor Class shares experiencing a lower total return than the Institutional Class shares. The net asset value per share of the two Classes may also differ. In all other material respects, Investor Class and Institutional Class shares are the same, each share representing a proportional interest in the Fund.

     As an investor, you pay no sales charges to invest in the Fund and you pay no charges to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) of the Investor Class or Institutional Class, as the case may be, next determined after your purchase or redemption order is received on each day the New York Stock Exchange (NYSE) is open for trading. The NAV per share of each Class is equal to the Fund's net worth (assets minus liabilities) allocable to the Class of shares divided by the number of shares outstanding of that class.
The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

     The Fund's investments are valued based on market values.
If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MINIMUM INVESTMENTS IN THE FUND

     Cash investments in the Fund must be in U.S. dollars. Third-party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

     The following provides the minimum initial and additional investments in the Fund for Investor Class and Institutional
Class shares:

INVESTOR CLASS          INITIAL INVESTMENT            ADDITIONAL INVESTMENT
--------------          ------------------            ---------------------
Regular accounts            $5,000                         $1,000
Traditional IRA              5,000                          1,000
Roth IRA                     5,000                          1,000

INSTITUTIONAL CLASS
-------------------

Regular accounts           $50,000                         $1,000
Traditional IRA             50,000                          1,000
Roth IRA                    50,000                          1,000


     The Fund or the Distributor may, in its discretion, waive the minimum and initial investment amounts at any time.

     If you invest through a third party such as a bank, broker-dealer or other fund distribution organization rather than directly with the Trust, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder, and may pay fees to these firms for participation in these programs.

     A TRADITIONAL IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

     A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

     You should consult your tax professional for more information on IRA accounts.

HOW TO PURCHASE SHARES


                         INITIAL PURCHASE         ADDITIONAL PURCHASES

THROUGH YOUR INVESTMENT  Contact your investment  Send any additional monies to
ADVISOR                  advisor or other invest- your investment professional at
                         ment professional.       the address appearing on your
                                                  account statement.

ALL SHAREHOLDERS:        Complete the account
application.
Managers AMG Funds to:

*  By Mail               Mail the application     Write a letter of instruction
and a check payable to   and a check payable to
                         Managers AMG Funds to:   Managers AMG Funds to:

                         Managers AMG Funds       Managers AMG Funds
                         c/o Boston Financial     c/o Boston Financial
                           Data Services, Inc.      Data Services, Inc.
                         P.O. Box 8517            P.O. Box 8517
                         Boston, MA  02266-8517   Boston, MA  02266-8517

                                                  Include your account #
                                                  and Fund name on your
                                                  check.



*  By Telephone          Not Available            If your account has already
                                                  been established, call the
                                                  Transfer Agent at (800) 252-
682.	The minimum additional
                                                  investment is $1,000.

                         12

*  By Internet           Not Available            If your account has already
                                                  been established, see our
                                                  website at
                                                  http://www.managersamg.com.
                                                  The minimum additional
                                                  investment is $1,000.

NOTE:  IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY CHECK, THE
FUND MAY HOLD THE PROCEEDS OF YOUR REDEMPTION FOR UP TO 15
CALENDAR DAYS TO ENSURE THAT THE CHECK HAS CLEARED.

FOR BANK WIRES: PLEASE CALL AND NOTIFY THE FUND AT (800) 252-0682. THEN INSTRUCT YOUR BANK TO WIRE THE MONEY TO STATE STREET BANK AND TRUST COMPANY, BOSTON, MA 02101; ABA #011000028; BFN MANAGERS AMG FUNDS A/C 9905-472-8, FBO SHAREHOLDER NAME, ACCOUNT NUMBER AND FUND NAME. PLEASE BE AWARE THAT YOUR BANK MAY CHARGE YOU A FEE FOR THIS SERVICE.

                  DISTRIBUTION PLAN

     The Fund has adopted a distribution plan to pay for the marketing of Investor Class shares of the Fund. Effective March 1, 2002, the Board of Trustees has authorized payments to MDI under the plan at an annual rate of 0.25% of the Fund's average daily net assets allocable to the Investor Class shares. Institutional Class shares are not affected by expenses incurred under the distribution plan.

                 HOW TO SELL SHARES

     You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's Transfer Agent receives your order. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.

                                        INSTRUCTIONS
         THROUGH YOUR INVESTMENT        Contact your investment advisor
         ADVISOR                        or other investment professional.


         DIRECT SHAREHOLDERS:

         *  By Mail                     Write a letter of instruction
                                        containing:

                                        *	the name of the Fund
                                        *	dollar amount or number of
                                          shares to be sold
                                        *	your name
                                        *	your account number
                                        *	signatures of all owners
                                          on account

                                        Mail letter to:

                                        Managers AMG Funds
                                        c/o Boston Financial Data
                                          Services, Inc.
                                        P.O. Box 8517
                                        Boston, MA  02266-8517

        *  By Telephone                 If you elected telephone
                                        redemption privileges on
                                        your account application,
                                        call us at (800) 252-0682.

        *  By Internet                  See our website at:
                                        http://www.managersamg.com.


     Redemptions of $50,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

     Telephone redemptions are available only for redemptions which are below $50,000.

                   INVESTOR SERVICES

     Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.
Automatic Investments allows you to make automatic deductions from a designated bank account.
Automatic Withdrawals allows you to make automatic monthly withdrawals of $100 or more. Withdrawals are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.
Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.
The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of any of the series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II. There is no fee associated with the Exchange Privilege. Be sure to read the Prospectus of any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional.

OPERATING POLICIES

     The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.
If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.
The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, establish one or more additional classes of shares with different preferences, privileges, and expenses.

The Fund reserves the right to:

     * redeem an account if the value of the account falls below $5,000 (for Investor Class shares) or $50,000 (for Institutional Class shares) due to redemptions;

     *    suspend redemptions or postpone payments when the
          NYSE is closed for any reason 	other than its
          usual weekend or holiday closings or when trading is restricted by the Securities and Exchange
          Commission;

     *    change the minimum investment amounts;

     * delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

     * make a redemption-in-kind (a payment in portfolio securities instead of in cash);

     *    refuse a purchase order for any reason;

     * refuse any exchange request if we determine that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in our discretion);

     * after prior warning and notification, close an account due to excessive trading; and

     * terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions.

                  ACCOUNT STATEMENTS

     You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV, detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive a confirmation after each trade executed in your account.

              DIVIDENDS AND DISTRIBUTIONS

     Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December.

     We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

                   TAX INFORMATION

     Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from the Fund.

     All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another Fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

     Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who:

     * fail to provide a social security number or taxpayer identification number;

     * fail to certify that their social security number or taxpayer identification number is correct; or

     * fail to certify that they are exempt from withholding.

                 MANAGERS AMG FUNDS
            ESSEX AGGRESSIVE GROWTH FUND

INVESTMENT MANAGER
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISER
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110

DISTRIBUTOR
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
Boston, MA  02109

TRANSFER AGENT
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Eric Rakowski

FOR MORE INFORMATION

     Additional information for the Fund, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

      By Telephone:     1-800-835-3879

      By Mail:          Managers AMG Funds
                        40 Richards Avenue
                        Norwalk, CT  06854

      On the Internet:  Electronic copies are available on
                        our website at
                        http://www.managersamg.com

     A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus). Text-only copies are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009, 202-942-8090. Information about the Fund may also be reviewed and copied at the SEC's Public Reference Room.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9521

                       MANAGERS AMG FUNDS
                  ESSEX AGGRESSIVE GROWTH FUND

                STATEMENT OF ADDITIONAL INFORMATION
                    DATED March 1, 2002

     You can obtain a free copy of the Prospectus of the Essex
Aggressive Growth Fund (the "Fund") by calling Managers AMG
Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

     This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

     The Financial Statements of the Fund, including the Report of Independent Accountants, for the fiscal year ending October 31, 2001 are included in the Fund's Annual Report and are available without charge by calling Managers AMG Funds at
(800) 835-3879.


                            TABLE OF CONTENTS

Page
-----
GENERAL INFORMATION                                                         1
ADDITIONAL INVESTMENT POLICIES                                              1
 Investment Techniques and Associated Risks                                 1
 Diversification Requirements for the Fund                                  6
 Fundamental Investment Restrictions                                        6
 Temporary Defensive Position                                               7
 Portfolio Turnover                                                         7
BOARD OF TRUSTEES AND OFFICERS OF THE TRUST                                 7
 Trustees' Compensation                                                     9
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                         9
 Control Persons                                                            9
 Management Ownership                                                       9
MANAGEMENT OF THE FUND                                                      9
 Investment Manager and Sub-Adviser                                         9
 Compensation of Investment Manager and Sub-Adviser by the Fund            10
 Fee Waivers and Expense Limitations                                       10
 Investment Management and Sub-Advisory Agreements                         10
 Reimbursement Agreement                                                   12
 Code of Ethics                                                            12
 Distribution Arrangements                                                 12
 Custodian                                                                 12
 Transfer Agent                                                            13
 Independent Public Accountants                                            13
BROKERAGE ALLOCATION AND OTHER PRACTICES                                   13
PURCHASE, REDEMPTION AND PRICING OF SHARES                                 13
 Purchasing Shares                                                         13
 Redeeming Shares                                                          14
 Exchange of Shares                                                        15
 Net Asset Value                                                           15
 Dividends and Distributions                                               16
 Distribution Plan                                                         16
CERTAIN TAX MATTERS                                                        16
 Federal Income Taxation of Fund-in General                                16
 Taxation of the Fund's Investments                                        17
 Federal Income Taxation of Shareholders                                   17
 Foreign Shareholders                                                      18
 State and Local Taxes                                                     18
 Other Taxation                                                            18
PERFORMANCE DATA                                                           18
 Total Return                                                              18
 Performance Comparisons                                                   19
 Massachusetts Business Trust                                              19
 Description of Shares                                                     20
 Additional Information                                                    21


                    GENERAL INFORMATION

     This Statement of Additional Information relates only to the ESSEX AGGRESSIVE GROWTH FUND (the "Fund"). The Fund is a series of shares of beneficial interest of Managers
AMG Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the "Trust"). The Trust was organized on June 18, 1999.

     This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

     The Managers Funds LLC, a subsidiary of Affiliated
Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. See "Management of the Fund."

               ADDITIONAL INVESTMENT POLICIES

     The following is additional information regarding the policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.
INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

     The following are descriptions of the types of securities that may be purchased by the Fund.

     (1) Cash Equivalents. The Fund may invest in cash equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

     BANKERS ACCEPTANCES. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

     CERTIFICATES OF DEPOSIT. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

     COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months.
Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

     Repurchase agreements could have certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

     (2) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940
Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

     The Fund will invest the proceeds of borrowings under reverse repurchase agreements. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

     (3) Emerging Market Securities. The Fund may invest some of its assets in the securities of emerging market countries. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S.
issuers.

     Investors should be aware that the value of the Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries.
This may adversely affect the Fund's operations and the ability to obtain a judgment against an issuer in an emerging market country.

     (4) Foreign Securities. The Fund may invest in foreign securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

     Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S.
economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgement against a foreign creditor.
Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.  The
Fund may purchase or sell equity securities of foreign countries. Therefore, a portion of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

     In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than ninety days.

     Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

     If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

     FOREIGN CURRENCY CONSIDERATIONS. The Fund may invest some of its assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. Dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

     (5) Futures Contracts. The Fund may buy and sell futures contracts to protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contact, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

      There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

     EQUITY INDEX FUTURES CONTRACTS. The Fund may enter into equity index futures contracts. An equity index futures contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

     (6)  Illiquid Securities, Private Placements and
Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's total assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended
(the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market.
Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

     The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

     Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

     (7) Obligations of Domestic and Foreign Banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

     (8)  Option Contracts.

     COVERED CALL OPTIONS. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.
A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option.
The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

     The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

     There are risks associated with writing covered call options. The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.
COVERED PUT OPTIONS. The Fund may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

     A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option.
The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

     The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

     There are risks associated with writing covered put options. The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

     DEALER OPTIONS. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub- Adviser and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

     PUTS AND CALLS. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

     (9) Rights and Warrants. The Fund may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

     (10) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income.
This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash in a variety of money market instruments and earn income on such investments. However, the Fund will also bear the risk of any loss on such investments.

     (11) Segregated Accounts. The Fund will establish a segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

     (12) Short Sales. The Fund may enter into short sales. The Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

     (13) When-Issued Securities. The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the Transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

     To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation.
Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

DIVERSIFICATION REQUIREMENTS FOR THE FUND

     The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect.
Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may NOT:

     (1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

     (2)  Borrow money, except (i) in amounts not to exceed
33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

     (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

     (4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use,
(ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

     (6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

     (7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

     (8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry
(excluding the U.S. Government or its agencies or instrumentalities).

     If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

     Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

TEMPORARY DEFENSIVE POSITION

     The Fund may invest up to 100% of its assets in cash or cash equivalents for temporary defensive purposes. This strategy may be inconsistent with the Fund's principal investment strategies and may be used in an attempt to respond to adverse market, economic, political or other conditions. During such a period, the Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

     Generally, the Fund purchases securities for investment purposes and not for short-term trading profits.
However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Fund.

     The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S.
Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate. For the fiscal years ended October 31, 2001 and October 31, 2000, the Fund had a portfolio turnover rate of 212% and 160%, respectively.

         BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

     The Board of Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Fund. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards
Avenue, Norwalk, CT  06854.

JACK W. ABER - Trustee; Professor of Finance, Boston
University School of Management since 1972. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and
Managers Trust II.  His address is 595 Commonwealth Avenue,
Boston, Massachusetts 02215. His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II - Trustee; President and
Owner, Longboat Retirement Planning Solutions. From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans
Group. Prior to joining Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles. He has served as a Trustee of the Trust since June
1999.  He also serves as a Trustee of The Managers Funds,
Managers Trust I and Managers Trust II.  His address is 380
Gulf of Mexico Drive, Longboat Key, Florida 34228. His date of birth is September 23, 1941.

SEAN M. HEALEY* - Trustee; President and Chief
Operating Officer of Affiliated Managers Group, Inc. since
October 1999.  From April 1995 to October 1999, he was
Executive Vice President of Affiliated Managers Group, Inc.
From August 1987 through March 1995, he served in a variety of roles in the Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice
President.  His address is Two International Place, 23rd
Floor, Boston, Massachusetts  02110.  He has served as a
Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and
Managers Trust II.  His date of birth is May 9, 1961.

EDWARD J. KAIER - Trustee; Partner, Hepburn Willcox
Hamilton & Putnam since 1977. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and Managers Trust
II.  His address is 1100 One Penn Center, Philadelphia,
Pennsylvania 19103.  His date of birth is September 23,
1945.

ERIC RAKOWSKI - Trustee;  Professor, University of
California at Berkeley School of Law since 1990.  Visiting
Professor, Harvard Law School 1998-1999. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and
Managers Trust II.  His address is 1535 Delaware Street,
Berkeley, California 94703-1281. His date of birth is June 5, 1958.

PETER M. LEBOVITZ - President; President and Chief
Executive Officer of The Managers Funds LLC.  From
September 1994 to April 1999, he was Managing Director of
The Managers Funds, L.P. (the predecessor to The Managers
Funds LLC).  President of Managers Distributors, Inc. since
December 2000.  From June 1993 to June 1994, he was the
Director of Marketing for Hyperion Capital Management, Inc.
From April 1989 to June 1993, he was Senior Vice President for Greenwich Asset Management, Inc. His date of birth is January 18, 1955.

DONALD S. RUMERY - Treasurer and Principal Accounting
Officer; Director, Finance and Planning of The Managers
Funds LLC (formerly The Managers Funds, L.P.) since
December 1994. Treasurer and Principal Accounting Officer of Managers Distributors, Inc. since December 2000. From
March 1990 to December 1994, he was a Vice President of
Signature Financial Group. From August 1980 to March 1990, he held various positions with The Putnam Companies, the last of which was Vice President. His date of birth is May
29, 1958.

JOHN KINGSTON, III - Secretary; Vice President and
Associate General Counsel of Affiliated Managers Group,
Inc. since March 1999.  Director and Secretary of Managers
Distributors, Inc. since December 2000.  From June 1998 to
February 1999, he served in a general counseling capacity
with Morgan Stanley Dean Witter Investment Management Inc.
From September 1994 to May 1998 he was an Associate with
Ropes and Gray.  His date of birth is October 23, 1965.
---------------------
*Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust.

Trustees' Compensation

                                                        Total Compensation
                        Aggregate       Aggregate      from the Funds and the
Name of               Compensation     Compensation     Fund Complex Paid to
Trustee             from the Fund(a)  from the Trust(a)      Trustees (b)
--------            ----------------  ----------------  --------------------
Jack W. Aber             $4,000           $22,000            $26,000
William E. Chapman, II   $4,000           $22,500            $26,500
Sean M. Healey*           None             None                None
Edward J. Kaier          $4,000           $22,500            $26,500
Eric Rakowski            $4,000           $22,500            $26,500

*Interested Person


(a) Compensation is calculated for the Fund's fiscal year ending October 31, 2001. The Fund does not provide any pension or retirement benefits for the Trustees.
(b) Total compensation includes compensation paid during the 12-month period ending October 31, 2001 for services as Trustees of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS

     As of ________, 2002, __________________ "controlled"
(within the meaning of the 1940 Act) the Fund. An entity or person which "controls" a particular Fund could have effective voting control over that Fund.

     As of ________, 2002, the following persons or entities owned more than 5% of the outstanding shares of the Fund:

                 NAME AND ADDRESS             PERCENTAGE
                                              OWNERSHIP




MANAGEMENT OWNERSHIP

     As of _______________, all management personnel
(i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

                          MANAGEMENT OF THE FUND

INVESTMENT MANAGER AND SUB-ADVISER

     The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The
Managers Funds LLC (the "Investment Manager") serves as investment manager to the Fund. The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Managing Member of the LLC. AMG is located at Two International Place, 23rd Floor, Boston, Massachusetts 02110. Managers
Distributors, Inc. ("MDI"), a wholly owned subsidiary of The Managers Funds LLC, serves as distributor to the Fund.

     The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors.
As part of its services to the Fund under an investment management agreement with the Trust dated October 19, 1999, as amended (the "Investment Management Agreement"), the
Investment Manager also carries out the daily administration of the Trust and Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of Essex Investment Management Company, LLC, the sub-adviser which manages the assets of the Fund (the "Sub-Adviser" or "Essex"). The Investment Manager receives no additional compensation from the Fund for its administration services.
Essex was selected by the Investment Manager, subject to the review and approval of the Trustees. Essex is the successor firm to Essex Investment Management Company, Inc.
which was formed in 1976. AMG indirectly owns a majority interest in Essex. As of December 31, 2001, Essex's assets under management totaled approximately $___ billion.
Essex's address is 125 High Street, Boston, MA 02110.
Stephen D. Cutler, President, Joseph C. McNay, Chairman and
Chief Investment Officer, and Daniel Beckham, Principal and
Vice President, are the portfolio managers for the Fund.

     The Sub-Adviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions.
Generally, the services which the Sub-Adviser provides to the Fund are limited to asset management and related recordkeeping services. The Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

COMPENSATION OF INVESTMENT MANAGER AND SUB-ADVISER BY THE
FUND

     As compensation for the investment management services rendered and related expenses under the Investment
Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory
Agreement, the Investment Manager has agreed to pay the Sub-Adviser a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Adviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund. During the fiscal year ended October 31, 2001, the Investment Manager was paid $_________ under the Investment Management
Agreement.

FEE WAIVERS AND EXPENSE LIMITATIONS

     From time to time since inception of the Fund, the Investment Manager has agreed to waive all or a portion of its fees from the Fund and pay or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds. In addition to any waiver, payment and/or reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee.
In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

     The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The
Investment Management Agreement permits the Investment
Manager to from time to time engage one or more sub-advisers to assist in the performance of its services.
Pursuant to the Investment Management Agreement, the
Investment Manager has entered into a sub-advisory agreement with Essex Investment Management Company, LLC, dated October 19, 1999 (the "Sub-Advisory Agreement").
The Investment Management Agreement and the Sub-
Advisory Agreement provide for an initial term of two years and thereafter continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940
Act) by the Investment Manager or (in the case of the Sub-
Advisory Agreement) by the Sub-Adviser on not more than 60 days' written notice to the other party and to the Fund.
The Investment Management Agreement and the Sub-Advisory
Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

     The Investment Management Agreement provides that the
Investment Manager is specifically responsible for:

      * developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current
         Registration Statement;

      * providing research and analysis relative to the investment program and investments of the Fund;

      * determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

      * making changes on behalf of the Trust in the investments of the Fund.

     Under the Sub-Advisory Agreement, Essex is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.
The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

     The Fund pays all expenses not borne by its Investment Manager or Sub-Adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent
Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Adviser or their affiliates, other than affiliated registered investment companies.
The Sub-Advisory Agreement requires the Sub-Adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Adviser to acquire for the Fund a position in any investment which any of the Sub-Adviser's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.
Although the Sub-Adviser makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Adviser. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

REIMBURSEMENT AGREEMENT

     Under the Investment Management Agreement, the
Investment Manager provides a variety of administrative services to the Fund and, under the distribution agreement between MDI and the Fund, MDI provides a variety of shareholder and marketing services to the Fund. MDI receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.
CODE OF ETHICS

     The Trustees have adopted a Code of Ethics under Rule
17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the code of ethics of the Investment Manager and MDI (applicable to "access persons" of the Trust that are also employees of the Investment
Manager) and the code of ethics of the Sub-Adviser
(applicable to "access persons" of the Trust that are also employees of the Sub-Adviser). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within a Fund.

DISTRIBUTION ARRANGEMENTS

     MDI acts as the distributor in connection with the offering of the Fund's shares on a no-load basis. The
Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The
Distributor acts as agent in arranging for the sale of the Fund's shares.

     Shares of the Investor Class are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Fund has agreed, effective March 1, 2002, to pay MDI .25 of 1% of the average daily net assets of the Fund allocable to the Investor Class shares. MDI will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer Investor Class shares of the Fund to their clients through proprietary mutual fund "supermarkets" and similar platforms.

     Shares of the Institutional Class are sold without a sales load and are not subject to the expenses of any Rule
12b-1 Plan of Distribution.

     The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution
Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

CUSTODIAN

     State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy,
Massachusetts, is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

     The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.
TRANSFER AGENT

     Boston Financial Data Services, Inc., P.O. Box 8517,
Boston, Massachusetts 02266-8517, is the transfer agent
(the "Transfer Agent") for the Fund.

INDEPENDENT PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers LLP, 160 Federal Street,
Boston, Massachusetts 02110, is the independent public accountants for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

           BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Sub-Advisory Agreement provides that the Sub-Adviser place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Adviser to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Adviser shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

     In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Adviser is authorized by the Trustees to consider the "brokerage and research services"
(as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Adviser is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

     The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Adviser.

     The fees of the Sub-Adviser are not reduced by reason of their receipt of such brokerage and research services.
Generally, the Sub-Adviser does not provide any services to the Fund except portfolio investment management and related record- keeping services.

         PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASING SHARES

     Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services.
Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Sub-Adviser.
Purchase orders received by the Fund before 4:00 p.m.
New York Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust.
Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

     To ensure that checks are collected by the Trust, proceeds from the redemption of shares that were purchased by check will not be sent until the clearance of the check, i.e., 15 days after the date of purchase, unless arrangements are made with the Investment Manager.
However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.
The 15-day holding period for redemption proceeds would still apply to such exchanges.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person
(as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

REDEEMING SHARES

     Any redemption orders received by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of trading on the New York Stock Exchange (the "NYSE") on that day.
Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer
Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Investor Class shares or the Institutional Class shares in the account falls below $5,000 or $50,000, respectively, due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

     If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC.
If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

     Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if a shareholder sends a check for the purchase of shares of the Fund and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check(i.e., 15 days). The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation,
(ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

     An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers
Funds, Managers Trust I and Managers Trust II without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Fund's minimum investment amount. Shareholders should read the Prospectus of the series of Managers AMG Funds, The
Managers Funds, Managers Trust I and Managers Trust II they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II and redemptions of the Fund, the usual purchase and redemption procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes.

     Settlement on the shares of any series of Managers AMG
Funds, The Managers Funds, Managers Trust I and Managers
Trust II will occur when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE

     The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.
The net asset value per share of each class of the Fund is equal to the value of the Fund's assets minus liabilities allocable to that class. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE.
Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

DIVIDENDS AND DISTRIBUTIONS

     The Fund declares and pays dividends and distributions as described in the Prospectus.
If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

DISTRIBUTION PLAN

     The Trust has adopted a "Plan of Distribution
Pursuant to Rule 12b-1" (the "Distribution Plan") with respect to the Investor Class of shares of the Fund. Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Investor Class shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Investor Class shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Effective March 1, 2002, the Board of
Trustees has authorized payments to the Distributor equal on an annual basis to 0.25% of the average annual net assets of the Fund allocable to the Investor Class shares.
All payments by the Fund under the Distribution Plan are treated as expenses of the Investor Class and no portion of these payments is allocated to the Institutional Class shares.

                     CERTAIN TAX MATTERS

FEDERAL INCOME TAXATION OF FUND-IN GENERAL

     The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

     If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

     The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement.
To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS

     Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount.
Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

     Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security
(unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently.
Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.
Options and Futures Transactions.  Certain of the
Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies;
(ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

FEDERAL INCOME TAXATION OF SHAREHOLDERS

     General. Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations.
The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

     Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

FOREIGN SHAREHOLDERS

     Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations.
Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United
States for more than 182 days during the taxable year and certain other conditions are met.

     In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S.
federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

STATE AND LOCAL TAXES

     The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

OTHER TAXATION

     The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The
Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                 PERFORMANCE DATA

     From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number printed on the cover page of this Statement of Additional Information and in the Fund's Prospectus or on our website at http://www.managersamg.com.

TOTAL RETURN

     The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T) N = ERV

In the above formula, P = a hypothetical initial payment of
$1,000

T = average annual total return
N = number of years
ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

     The figure is then annualized. The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.
The Average Annual Total Return for the fiscal year ended October 31, 2001 was -47.76%.

PERFORMANCE COMPARISONS

     The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc.,
("Morningstar").  Lipper prepares the "Lipper Composite
Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Standard & Poor's 500 Composite Stock Price Index, the
Standard & Poor's 400 Composite Stock Price Index or the
Dow Jones Industrial Average.

MASSACHUSETTS BUSINESS TRUST

     The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.
Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation.

     However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The
Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.
The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

     The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Business Trust" above.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares
($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share.
Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts
Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

     The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

     Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office.
The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

    After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

     The Trustees have authorized the issuance and sale to the public of shares of six series of the Trust. The
Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto.
Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

ADDITIONAL INFORMATION

     This Statement of Additional Information and the
Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The
Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

     Statements contained in the Statement of Additional
Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.
No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

                  FINANCIAL STATEMENTS

     The following audited Financial Statements and the related Notes for the Fund, as well as the Report of PricewaterhouseCoopers LLP, are incorporated by reference to this Statement of Additional Information from their respective annual report filings made with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The Financial
Statement and reports are available without charge by calling Managers AMG Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.

                                   Date of Annual Report; Date
                                   of Filing of Annual Report;
Fund                               Accession Number
-----------                        ---------------------------

Essex Aggressive Growth Fund   10/31/01;12/27/01; 0001089951-01-500027


EXHIBIT e.1

                DISTRIBUTION AGREEMENT

                  MANAGERS AMG FUNDS

     AGREEMENT made this 1st day of April, 2001 by and between MANAGERS AMG FUNDS, a Massachusetts business trust
(the "Trust"), and MANAGERS DISTRIBUTORS, INC., a Delaware corporation (the "Distributor").

                      WITNESSETH:

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and it is in the interest of the Trust to offer shares of the four separate series of the Trust, and such other series as may be created from time to time (each a "Fund," and collectively, the "Funds") for sale as described in the Prospectus and Statement of Additional Information of the Trust; and

     WHEREAS, the Distributor is registered as a broker-dealer under the Securities Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (the
"NASD"); and

     WHEREAS, the Trust and the Distributor wish to enter into an agreement with each other with respect to the offering of the Trust's shares in order to promote the growth of the Trust and facilitate distribution of its shares;

     NOW, THEREFORE, it is hereby mutually agreed as follows:

1.	The Trust hereby appoints Distributor as an
underwriter of the shares of beneficial interest of the Trust (the "Shares"), as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Trust may from time to time agree, Distributor will act as agent for the Trust and not as principal. The Distributor shall be a representative of the Trust to act as an underwriter and distributor of Shares of the Trust sold to certain high net worth individuals, persons or entities resident outside the United States, and institutions other than banks, (collectively "Purchasers"), as agreed to by Interactive Financial Solutions, Inc. (the "Principal Underwriter").

2.	Distributor will use its best efforts to find
Purchasers for the Shares, to promote the distribution of the Shares, and may obtain orders from brokers, dealers, or other persons for sales of Shares to them for the account of Purchasers. The Distributor may enter into agreements, in form and substance satisfactory to the Trust, with dealers and other persons selected by the Distributor ("Selected Dealers"), providing for the sale to such Selected Dealers and resale by them to Purchasers of Shares at the applicable public offering price. No dealer, broker, or other person shall have any authority to act as agent for the Trust; such dealer, broker, or other person shall act only as dealers for their own accounts or as agents for their customers. Nothing herein contained shall prevent the Distributor from serving as principal underwriter with other investment companies so long as those investment companies either (a) invest all of their assets in shares of the same registered investment company "core" as does the Trust (i.e., are the other "feeders" in the same "core" as the Trust); or (b) do not have the same investment objectives as any series of the Trust and the performance of the Distributor's obligations hereunder is not impaired thereby.

3.	Sales of Shares by the Distributor shall be made
at the applicable public offering price determined in the manner set forth in the current Prospectus and/or Statement of Additional Information of the Trust, as amended or supplemented, at the time of the Trust's acceptance of the order for Shares of a Fund. It is understood and agreed that the applicable public offering price of Shares is currently net asset value. All orders shall be subject to acceptance by the Trust, and the Trust reserves the right in its sole discretion to reject any order received. The Trust shall not be liable to the Distributor or any other person for failure to accept any order.

4.	On all sales of Shares, the Trust shall receive
the current net asset value. If sales charges are described in the then-current Prospectus and Statement of Additional Information of the Trust, as amended or supplemented, the Distributor shall be entitled to receive such sales charges. The Distributor shall be entitled to receive additional compensation with respect to certain series of the Trust, as set forth on Schedule A attached hereto. The Distributor may reallow all or a part of any such sales charges to such brokers, dealers, or other persons as Distributor may determine. In the event that a sales charge is in effect and Shares of a Fund are redeemed or repurchased by the Trust or the Distributor as agent for the Trust, within seven business days after confirmation by the Distributor of the original purchase order, the Distributor shall pay to the Trust, for the account of that Fund, the Distributor's portion of the sales load paid on such Shares. In such case, the Distributor shall require the dealer or other person that sold the Shares so redeemed or repurchased to refund to the Distributor the full discount allowed to the dealer or other person on the sale and, upon the receipt of such discount, the Distributor shall pay the same to the Trust, for the account of the appropriate Fund.

5. The Trust agrees to supply to the Distributor, either directly or indirectly, promptly after the time or times at which net asset value is determined, on each day on which the New York Stock Exchange is open for business and on such other days as the Trustees of the Trust may from time to time determine (each such day being hereinafter called a "business day"), statement of the net asset value of each Fund of the Trust having been determined in the manner set forth in the then-current Prospectus and Statement of Additional Information of the Trust, as amended or supplemented. Each determination of net asset value shall take effect as of the time or times on each business day as set forth in the then-current Prospectus of the Trust, as amended or supplemented, and shall prevail until the time as of which the next determination is made. The Distributor may reject any order for Shares. The Trust, or any agent of the Trust designated in writing by the trust shall be promptly advised of all purchase orders for Shares received by the Distributor. Any order may be rejected by the Trust (or its agent). The Trust (or its agent) will confirm orders upon their receipt and will make appropriate book entries. The Distributor agrees to cause payment to be delivered promptly to the Trust (or its agent).

6.	(a) All sales literature and advertisements used
by the Distributor in connection with sales of Shares shall be subject to approval by the Trust. The Trust authorizes the Distributor, in connection with the sale or arranging for the sale of Shares, to provide only such information and to make only such statements or representations as are contained in the Trust's then-current Prospectus and Statement of Additional Information, as amended or supplemented, or in such financial and other statements which are furnished to the Disuibutor pursuant to the next paragraph or as may properly be included in sales literature or advertisements in accordance with the provisions of the Securities Act of 1933 (the "1933 Act"), the 1940 Act and applicable rules of the NASD. The Trust shall not be responsible in any way for any information provided or statements or representations made by the Distributor or its representatives or agents other than the information, statements and representations described in the preceding sentence.

(b) The Trust shall keep the Distributor fully informed with regard to its affairs, shall furnish the Distributor with a copy of all financial statements of the Trust and a signed copy of each report prepared for the Trust by its independent auditors, and shall cooperate fully in the efforts of the Distributor to sell the Shares and in the performance by the Distributor of all its duties under this Agreement. Copies of the then-current Prospectus and Statement of Additional Information and all amendments or supplements thereto will be supplied by the Trust to the Distributor in reasonable quantities upon request. The costs of printing Prospectuses and Statements of Additional Information for prospective investors shall be borne by the Principal Underwriter.

7.	Distributor agrees to comply with the Rules of
Fair Practice of the NASD.

8.	(a) Any of the outstanding shares may be tendered
for redemption at any time, and the Trust agrees to redeem shares so tendered in accordance with its Declaration of Trust as amended from time to time, and in accordance with the applicable provisions of the Prospectus. The price to be paid to redeem or repurchase shares shall be equal to the net asset value determined as set forth in the Prospectus. All payments by the Trust hereunder shall be made in the manner set forth in Paragraph (b) below.

(b)	The Trust shall pay the total amount of the
redemption price as defined in the above paragraph pursuant to the instructions of the Distributor on or before the seventh day subsequent to its having received the notice of redemption in proper form.

            (c)   Redemption of shares or payment may be
suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on said Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.

9.  	The Trust has delivered to the Distributor a copy
of the Trust's Declaration of Trust as currently in effect and agrees to deliver to the Distributor any amendments thereto promptly upon the filing thereof with the Office of the Secretary of State of The Commonwealth of Massachusetts.

10. 	The Trust represents and warrants that its
Registration Statement, post-effective amendments, Prospectus and Statement of Additional Information (excluding statements relating to the Distributor and the services it provides that are based upon information furnished by the Distributor expressly for inclusion therein) shall not contain any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, and that all statements or information furnished to the Distributor, pursuant to Section 6(b) hereof, shall be true and correct in all material respects.

 11. 	The Trust agrees to indemnify and hold harmless
the Distributor, its officers, and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act, against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Distributor, its officers, or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

	(a) any untrue statement or alleged untrue statement of a material fact contained in the Trust's
Registration Statement, Prospectus or Statement of Additional
Information (including amendments and supplements thereto), or

(b) any omission or alleged omission to state a material fact required to be stated in the Trust's Registration Statement, Prospectus or Statement of Additional Information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities, or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Trust by the Distributor for use in the Trust's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), such indemnification is not applicable. In no case shall the Trust indemnify the Distributor, its officers or its controlling person as to any amounts incurred for any liability arising out of or based upon any actions for which the Distributor, its officers, or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

12.	The Distributor agrees to indemnify and hold
harmless the Trust, its officers and Trustees and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act against any losses, claims, damages, liabilities, and expenses (including the cost of any legal fees incurred in connection therewith) which the Trust, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Trust's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished, or confirmed in writing, to the Trust by the Distributor for use therein.

13.  	The Distributor shall bear the expense of
preparing, printing and distributing advertising and sales literature for Purchasers, and of distributing Prospectuses and Statements of Additional Information in connection with the sale or offering of Shares to Purchasers. The Trust shall bear the expense of registering Shares under the 1933 Act and the Trust under the 1940 Act, qualifying shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of Prospectuses, Statements of Additional Information and reports required to be filed with the SEC and other authorities, the preparation, printing and mailing of Prospectuses and Statements of Additional Information to shareholders of the Trust, and the direct expenses of the issue of Shares.

14.	(a) This Agreement shall become effective on the
date hereof and shall remain in full force and effect until March 31, 2002, and may be continued from year to year thereafter; provided, that such continuance shall be specifically approved no less frequently than annually by the Trustees of the Trust or by a majority of the outstanding voting securities of the Trust, and in either case, also by a majority of the Trustees who are not interested persons of the Trust or the Distributor ("Disinterested Trustees"). If such continuance is not approved, the Agreement shall terminate upon the date specified by the Trustees in written notice to the Distributor, which shall be no more an 60 days after the date upon which such notice of non-renewal is delivered personally or mailed registered mail, postage prepaid, to the Distributor. This Agreement may be amended with the approval of the Trustees or a majority of the outstanding voting securities of the Trust, provided that in either case, such amendment shall also be approved by a majority of the Disinterested Trustees.

(b)	If the Trustees determine in good faith that
there is reasonable cause to believe that the Distributor is violating applicable federal or state law in connection with the distribution of shares of the Trust and, after written notice to Distributor of such violation which Distributor fails to cure to the satisfaction of the Trustees within 10 days of receipt of such notice, the Trustees determine that the continuation in effect of this Agreement will result in further such violations, to the detriment of the Trust or its shareholders, then this Agreement may be terminated by the Trust without payment of any penalty. Such termination may be effected by written notice delivered personally or mailed registered mail, postage prepaid, to the Distributor.

(c) This Agreement shall automatically terminate if it is assigned by the Distributor.

	(d) Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretations thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC validly issued pursuant to the 1940 Act.
Specifically, the terms "interested persons," "assignment" and "vote of a majority of the outstanding voting securities," as used in this Agreement, shall have the meanings assigned to them by Section 2(a) of the 1940 Act. In addition, when the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is modified, interpreted or relaxed by a rule, regulation or order of the SEC, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The Trust and the Distributor may from time to time agree on such provisions interpreting or clarifying the provisions of this Agreement as, in their joint opinion, are consistent with the general tenor of this Agreement and with the specific provisions of this Paragraph 14(d). Any such interpretations or clarifications shall be in writing signed by the parties and annexed hereto, but no such interpretation or clarification shall be effective in contravention of any applicable federal or state law regulations, and no such interpretation or clarification shall be deemed to be an amendment of this Agreement.

(e)	This Agreement is made in the State of
Connecticut and except insofar as the 1940 Act or other federal laws and regulations may be controlling, this Agreement shall be governed by, and construed and enforced in accordance with, the internal laws of the State of Connecticut.

(f)	This Agreement is made by the Trust pursuant
to authority granted by the Trustees and the obligations created hereby are not binding on any of the Trustees or shareholders of the Trust, individually, but bind only assets belonging to the Trust.





IN WITNESS WHEREOF, the parties hereto have caused this agreement to be executed by their respective officers thereunto duly authorized at Norwalk, Connecticut, on the day and year first written above.

MANAGERS AMG FUNDS

By:    /s/ Peter M. Lebovitz
       ----------------------
       Peter M. Lebovitz

Title: President


MANAGERS DISTRIBUTORS, INC.

By:     /s/Donald S. Rumery
        ---------------------
Title:  Treasurer

                   SCHEDULE A

The Distributor shall be entitled to receive, in addition to any sales charges described in the then-current
Prospectus and Statement of Additional Information of the Trust, 0.25% of the average daily value of net assets represented by shares of the following series of the Trust:

1.	Frontier Growth Fund

2.	Frontier Small Company Value Fund

EXHIBIT n
---------

                THE MANAGERS AMG FUNDS

                 Multiple Class Plan

                Pursuant to Rule 18f-3


Introduction
------------
This Plan (the "Plan") was adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended (the "1940 Act"). The Plan relates to shares of the series of The Managers AMG Funds (the "Trust"), a
Massachusetts business trust, listed on Schedule A as amended from time to time (each such series, a "Fund" and such series collectively, the "Funds"). Each Fund is distributed pursuant to a system (the "Multiple Class
System") in which each class of shares (each, a "Class" and collectively, the "Classes") of the Fund represents a pro rata interest in the same portfolio of investments of the Fund and differs only to the extent outlined below.

I.     Distribution Arrangements
       -------------------------

       One or more Classes of shares of each Fund are offered for purchase by investors with the fee structures described below. Additionally, pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Plan of Distribution
(each, a "12b-1 Plan") under which shares of a Fund or a Class of a Fund may be subject to distribution fees ("12b-1 fees").

1.	Investor Shares

Investor Shares are offered without imposition of a Front-end sales load ("FESL") or redemption fee for purchases of Fund shares as disclosed in the Class' current prospectus. Investor Shares are subject to payments under the Trust's 12b-1 Plan.

2.	Institutional Shares

Institutional Shares are offered without imposition of a FESL, redemption fee or 12b-1 fee for purchases of Fund shares by investors meeting the eligibility requirements as disclosed in the Class' current prospectus.

3.	Additional Classes of Shares

The Board of Trustees has the authority to create additional Classes, or change existing Classes, from time to time, in accordance with Rule 18f-3 of the 1940 Act.

II.	Expense Allocation
      ------------------

Expenses incurred by a Fund are allocated among the various Classes as follows:

A.	CLASS EXPENSES. Expenses relating to different
arrangements for shareholder servicing and the distribution of Shares under a 12b-1 Plan shall be allocated to and paid by the applicable Class. A Class may pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Fund's assets, if (1) such expenses are actually incurred in a different amount by that Class, or if the class receives services of a different kind or to a different degree than other Classes and (2) the Trust's Board of Trustees (the
"Board") has approved such allocation.

B.	OTHER ALLOCATIONS.  All expenses of the Fund
not allocated to a particular Class pursuant to Sections I and IIA of this Plan shall be allocated to each Class on the basis of the net asset value of that Class in relation to the net asset value of the Series. Notwithstanding the foregoing, the underwriter, adviser, or other provider of services to a Series may waive or reimburse the expenses of a specific Class or Classes to the extent permitted under Rule 18f-3 under the Act; provided, however, that the Board shall monitor the use of such waivers or reimbursements intended to differ by Class.

III.	Conflicts of Interest
      ---------------------

The Board of Trustees does not believe that the implementation of the Plan will give rise to any conflicts of interest. The Board will monitor the operation of the Plan on an ongoing basis for the existence of any material conflicts among the interests of the holders of the various
Classes and will take any action reasonably necessary to eliminate any such conflicts that may develop.

IV.	Board Review
      ------------

This Plan has been approved by a majority of the Trustees of the Trust , including a majority of the Trustees who are not interested persons of any Fund. With respect to each Fund, the Trustees have found that this Plan, including the expense allocation, is in the best interests of each Class individually and the Fund as a whole. The Trustees have made this determination after requesting and reviewing such information as they deemed reasonably necessary to evaluate this Plan. In making its determination, the Board focused on, among other things, the relationship between or among the Classes and examined possible conflicts of interest among Classes (including those potentially involving cross-subsidization between
Classes) regarding the allocation of expenses, fees, waivers and expense reimbursements. The Board also evaluated the level of services provided to each Class and the cost of those services in order to ensure that the services were appropriate and the allocation of expenses was reasonable. In approving any subsequent amendments to this Plan, the Board shall focus on and evaluate such factors as well as any others it deems relevant at the time.

The Board shall review this Plan as frequently as deemed necessary. Prior to any materials amendment(s) to this Plan with respect to a Fund, the Board, including a majority of the Trustees that are not interested persons of any Fund, shall find that the Plan, as proposed to be amended (including any proposed amendments to the method of allocating Class and/or Fund expenses), is in the best interest of each Class individually and the Fund as a whole. In considering whether to approve any proposed amendment(s) to the Plan, the Board shall request and evaluate such information as it considers reasonably necessary to evaluate the proposed amendment(s) to the Plan. Such information shall address, among other issues, whether the proposed amendment will result in a cross-subsidization of one Class by another.

This Plan is intended to conform to Rule 18f-3 of the 1940 Act and any inconsistencies shall be read to conform with such Rule.

                   SCHEDULE A
             (As of December 6, 2001)

              THE MANAGERS AMG FUNDS

    Multiple Class Plan Pursuant to Rule 18f-3


1.	Essex Aggressive Growth Fund

                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Prides Crossing and Commonwealth of Massachusetts, on the 31st day of December, 2001.
                            MANAGERS AMG FUNDS
                            BY:  /s/Donald S. Rumery
                                 ------------------------
                                 Donald S. Rumery, Treasurer

Signature
---------
              Title
              -----
Date
----




Jack W. Aber*
Trustee
December 31, 2001
William E. Chapman, II*
Trustee
December 31, 2001
Sean M. Healey*
Trustee
December 31, 2001
Edward J. Kaier*
Trustee
December 31, 2001
Eric Rakowski*
Trustee
December 31, 2001
Peter M. Lebovitz*
President and Principal
Executive Officer
December 31, 2001
Donald S. Rumery*
Treasurer, Principal Financial
Officer and Principal Accounting
Officer
December 31, 2001




/s/Donald S. Rumery
------------------------------
*By Donald S. Rumery, pursuant to Power of Attorney
* Mr. Healey is an "interested person" (as defined in the 1940 Act) of the
Trust.